Balance Sheet Components - Summary of Capital Leases Included in Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capital leases	$ 2,467	$ 3,692	$ 5,114
Less accumulated depreciation and amortization	(1,835)	(2,239)	(2,589)
Capital leases included in property and equipment, net	$ 632	$ 1,453	$ 2,525